Condensed Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Trade receivables, allowances	$ 54,000	$ 55,000	$ 58,000
Intangible assets, accumulated amortization	$ 205,697	$ 207,399	$ 181,609
Preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Preferred stock, authorized (in shares)	250,000	250,000	250,000
Preferred stock, issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	4,750,000	4,750,000	4,750,000
Common stock, share issued (in shares)	1,980,694	1,976,354	1,976,354
Common stock, share outstanding (in shares)	1,980,694	1,976,354	1,976,354